Other liabilities - Future amortization of unfavorable contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities [Line Items]
Weighted average remaining amortization period	6 years 9 months
Unfavorable contracts
Other Liabilities [Line Items]
2021	$ 1
2022	1
2023	1
2024	1
2025 and thereafter	3
Total	$ 7	$ 8	$ 27